Sales and advertising expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Sales and advertising expense	$ 17,288	$ 21,458	$ 66,859
Percentual decrease in expenses (as a percent)	9.70%
Sales and marketing expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	$ 5,643	6,755	9,916
Advertising campaigns	9,737	12,867	54,123
Selling expenses	1,908	1,836	2,820
Sales and advertising expense	$ 17,288	$ 21,458	$ 66,859
Percentual decrease in expenses (as a percent)	19.40%